Loans, borrowings and cash and cash equivalents - Liquidity risk (Details) - Credit facilities maturing in 2020 And 2022 $ in Millions	Dec. 31, 2018 USD ($) facility
Loans and borrowings
Number of credit facilities that mature in 2020 and 2022 | facility	2
Notional amount | $	$ 5,000